Jody M. Walker
                           Attorney At Law
                        7841 South Garfield Way
                      Centennial, Colorado 80122
Telephone: 303-850-7637                         Facsimile: 303-220-9902
                       jmwalker85@earthlink.net

February 4, 2005

Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549

Re:       Gaming Venture Corporation, USA
          Form 8-K filed January 27, 2005
          File No.:   0-50187

Dear Sir or Madam:

Pursuant to your comment letter dated February 4, 2005, please note the following:

1. The disclosure in paragraph two has been revised to accurately reflect the dismissal, not resignation of the former accountant.

Other
2.   The company acknowledges that
   - the company is responsible for the adequacy and accuracy of the disclosure in the filings:
   - the staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and
   - the company may not asset staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


Very truly yours,


/s/Jody M. Walker
-----------------------------
Jody M. Walker